Income Tax: (Details Text) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Details Text [Abstract]
Income tax benefit recorded by the Company	$ 4.3	$ 10.0
The company's income tax receivable	$ 10.8